Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents balance
	December 31, 2015		December 31, 2016
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	450,802	450,802	1,536,947	1,536,947
US$	73,632	478,132	6,171	42,796
Total		928,934		1,579,743